Finance cost	12 Months Ended
Dec. 31, 2024
Finance cost
Finance cost
26	Finance cost

	For the year ended 31 December
	2024	2023	2022
	USD	USD	USD
Lease finance charges (Note 18.3)	25,121	49,248	110,174
Interest accretion on financial liabilities	15,858	12,192	—
Cost of acquiring equity facility (B. Riley)	—	—	2,772,934
Interest expense on convertible notes	—	—	439,026
Loss on conversion of notes	—	—	150,227
Interest expense on loans	—	—	104,406
	40,979	61,440	3,576,767